SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 17:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.    The Company applies ASC Topic 280, Segment Reporting (“ASC 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.    The following tables present total revenues for the years ended December 31, 2022, 2021 and 2020 and long-lived assets as of December 31, 2022 and 2021:

Revenues:

	Year ended December 31,
	2022	2021	2020

North America (*)	$819,245	$731,251	$559,431
Europe	350,200	334,677	251,597
Latin America	56,712	55,244	51,053
Asia and others	161,509	148,485	122,286

	$1,387,666	$1,269,657	$984,367

(*)    Includes revenue from the United States in amount of $709,703, $588,886 and $481,098 for 2022, 2021, and 2020, respectively.

Long-lived assets and ROU assets:

	December 31,
	2022	2021

Europe and Asia (*)	266,648	98,487
North America	42,698	53,045

	$309,346	$151,532

(*)    As of December 31, 2022 and 2021, long-lived assets and ROU assets located in Israel amounted to $232,424 and $54,440, respectively.